CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 5,034	$ 6,066	$ 18,948
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	13,336	14,349	13,289
Other fixed assets depreciation	0	0	4
Equity (gains)/losses in unconsolidated joint ventures	(159)	18	(646)
Dividends from cumulative earnings of joint venture	141	0	646
Amortization and write off of deferred financing costs and debt discounts	2,862	4,726	2,522
Stock-based compensation expense	0	0	(16)
Amortization of Right of use assets from operating leases	9,810	9,232	8,571
Gain on sale of other fixed assets	0	0	(15)
Gain on sale of vessels	0	0	(78)
(Increase)/Decrease in:
Trade accounts receivable	(3,196)	(309)	68
Inventories	(68)	111	(355)
Prepayments and other	497	(231)	(733)
Increase/(Decrease) in:
Due to related parties	(3,479)	4,411	(3,204)
Accounts payable	564	(503)	(82)
Other non-current liabilities	0	(100)	(125)
Accrued liabilities	821	189	1,068
Unearned revenue	139	(415)	3,372
Operating lease liabilities	(8,980)	(8,611)	(9,815)
Net Cash provided by Operating Activities	17,322	28,933	33,419
Cash Flows used in Investing Activities:
Advances for vessels under construction and capitalized expenses	0	0	(216,714)
Advances for asset acquisition from related parties (Note 5)	(24,000)	0	0
Returns of investments in unconsolidated joint ventures (Note 16)	11,599	2,520	2,304
Net proceeds from vessel sales	0	0	71,714
Net proceeds from sales of other fixed assets, net	0	0	40
Net Cash (used in)/ provided by Investing Activities	(12,401)	2,520	(142,656)
Cash Flows from Financing Activities:
Proceeds from debt	153,000	82,000	156,201
Proceeds from short-term debt	28,000	0	0
Proceeds from related party debt	0	0	9,000
Principal payments and prepayments of related party debt	0	0	(9,000)
Principal payments and prepayments of debt	(133,992)	(76,384)	(68,893)
Prepayments of short-term debt	(28,000)	0	0
Redemption of preferred shares	(43,916)	(26,293)	(16,191)
Proceeds from issuance of common stock	0	13,562	22,718
Proceeds from warrant exercises, net of fees	0	12	4,556
Equity offering issuance costs	(70)	(1,260)	(1,671)
Payment of financing costs	(3,314)	(1,668)	(3,566)
Dividends of preferred shares	0	(6,010)	(13,358)
Proceeds from issuance of preferred shares (Note 15)	0	0	47,630
Redemption of fractional shares due to reverse stock split	0	0	(15)
Repayment of Vessel fair value participation liability	(4,956)	0	0
Net Cash provided by/(used in) Financing Activities	(33,248)	(16,041)	127,411
Net increase/(decrease) in cash and cash equivalents and restricted cash	(28,327)	15,412	18,174
Cash and cash equivalents and restricted cash at beginning of year	39,956	24,544	6,370
Cash and cash equivalents and restricted cash at end of the year	11,629	39,956	24,544
Cash breakdown
Cash and cash equivalents	7,629	35,956	20,544
Restricted cash, current	1,000	0	0
Restricted cash, non-current	3,000	4,000	4,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid, net of capitalized interest	19,327	18,277	11,161
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	0	290	0
Equity issuance costs and warrant related costs included in liabilities	8	0	280
Settlement of related party debt, interest, finance fees, Excess consideration over acquired assets, capital expenditures and dividends with issuance of preferred shares (Note 15)	0	0	24,370
Deemed dividend equivalents on preferred shares related to redemption value (Note 15)	0	0	14,400
Deemed dividend on warrant inducement (Note 9)	0	0	1,345
Deemed dividend on Series E Shares conversion (Note 15)	$ 0	$ 22,426	$ 0